2. Liquidity and Financial Condition (Sept 2018 Note) (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Net income (loss)	$ (6,278,000)	$ (6,378,000)	$ (14,328,000)	$ 9,274,000
Accumulated deficit	(163,718,000)		(157,440,000)	(143,101,000)
Working capital	8,591,000		12,993,000	19,355,000
Proceeds from sale of stock, net	$ 957,000	$ 0	$ 5,468,000	$ 0
At Market Issuance [Member]
Stock issued new, shares	267,394
Proceeds from sale of stock, gross	$ 990,000
Proceeds from sale of stock, net	$ 957,000